Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	12 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended	79 Months Ended
	Sep. 03, 2019	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000257761
Account Value [Line Items]
Line Graph and Table Measure Name			DoubleLine Securitized Credit ETF (DSCO)
Accumulated Value	$ 10,000	$ 8,265		$ 9,893	$ 9,654	$ 8,872	$ 9,908	$ 10,775	$ 11,353
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,260		$ 10,333	$ 9,904	$ 9,430	$ 9,590	$ 10,058	$ 10,495